3. SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation (Details)	12 Months Ended
Sep. 30, 2024
Alianza Holdings Ltd
Name of Subsidiaries	Alianza Holdings Ltd.
% of ownership	100.00%
Jurisdiction	Canada
Principal Activity	Holding Company
Canadian Shield Explorations (Int'l) Ltd
Name of Subsidiaries	Canadian Shield Explorations (Int’l) Ltd.
% of ownership	100.00%
Jurisdiction	Canada
Principal Activity	Holding Company
Estrella Gold Peru S.A.C
Name of Subsidiaries	Estrella Gold Peru S.A.C.
% of ownership	100.00%
Jurisdiction	Peru
Principal Activity	Exploration Company
Estrella Gold DR, S.R.L
Name of Subsidiaries	Estrella Gold DR, S.R.L. (1)	[1]
% of ownership	100.00%	[1]
Jurisdiction	Dominican Republic	[1]
Principal Activity	Holding Company	[1]
Tarsis Resources US Inc
Name of Subsidiaries	Tarsis Resources US Inc.
% of ownership	100.00%
Jurisdiction	Nevada, USA
Principal Activity	Holding Company
Yanac Peru Exploration LLC
Name of Subsidiaries	Yanac Minera Peru S.A.C.
% of ownership	100.00%
Jurisdiction	Peru
Principal Activity	Exploration Company

[1]	Estrella Gold DR. S.R.L. is in the process of being wound up.